Common Stock (Additional Information) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Each common stock entitles voting right	one vote	one vote
Cash dividends	$ 0	$ 0
Private Placement | Maxim Group LLC.
Subsidiary, Sale of Stock [Line Items]
Number of common stock sold	97,561
Proceeds from issuance of common stock	$ 1,000,000